Stockholders' Equity Matters	3 Months Ended
Mar. 31, 2011
Stockholders' Equity Matters
Stockholders' Equity Matters

(9) Stockholders’ Equity Matters

In February 2010, our board of directors approved a share repurchase program authorizing up to $150,000 in repurchases of our common stock and in October 2010, our board of directors authorized up to an additional $200,000 of such purchases, for a total of $350,000. As of March 31, 2011, we had $227,569 remaining under our existing previously approved share repurchase program. In May 2011, our board of directors authorized up to an additional $850,000 of such purchases, for a total of $1,200,000. After this new authorization, we had a remaining amount available for repurchase under our share repurchase program of $1,077,569, which represents approximately 17% in the aggregate of our outstanding common stock based on the closing price on May 3, 2011. All purchases are subject to stock price, market conditions, corporate and legal requirements and other factors. Additionally, in May 2011, we entered into two prepaid variable share repurchase agreements to repurchase an aggregate of $250,000 of our common stock. The price of the shares repurchased may be different under each such repurchase agreement and in each case will be determined based on a discount to certain volume weighted average trading prices of our common stock over a period of up to three months. The $250,000 of aggregate payments under both repurchase agreements will be funded with borrowings under our revolving credit facility.

In February 2010, our board of directors adopted a dividend policy under which we intend to pay quarterly cash dividends on our common stock. Declaration and payment of future quarterly dividends is at the discretion of our board of directors. In fiscal year 2010 and in the first quarter of 2011, our board of directors declared the following dividends:

Declaration Date	Dividend Per Share	Record Date	Total Amount	Payment Date
March 25, 2010	$0.0625	March 25, 2010	$12,720	April 15, 2010
June 4, 2010	0.0625	June 25, 2010	12,641	July 15, 2010
September 15, 2010	0.0625	September 28, 2010	12,532	October 15, 2010
December 13, 2010	0.1875	December 27, 2010	37,514	January 14, 2011
March 15, 2011	0.1875	March 25, 2011	37,601	April 15, 2011

On March 23, 2011, our board of directors declared a dividend of one preferred stock purchase right (“Right”) for each outstanding share of our common stock held by stockholders of record at the close of business on April 1, 2011. Each Right, once exercisable, entitles the registered holder to purchase one one-thousandth of a share of our preferred stock, designated as Series A Junior Participating Preferred Stock, par value $0.01 per share at a price of $120.00 per one one-thousandth of a share, subject to certain adjustments. No shares of Series A Junior Participating Preferred Stock are outstanding as of March 31, 2011. The Rights will expire upon the close of business on the earliest to occur of: (i) March 22, 2013, (ii) the date on which the Rights are redeemed or exchanged by us in accordance with the rights agreement governing the Rights and (iii) the date of our 2012 annual meeting of stockholders if requisite stockholder approval of the rights agreement is not obtained at such meeting.